Capital Stock - Schedule of Option Activity (Details) (10-Q) - CAD / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Weighted average exercise price	CAD 2.05	CAD 1.18
Weighted average exercise price	CAD 2.05	CAD 2.05	CAD 1.18
Options [Member]
Shares outstanding Beginning	930,000	505,000
Shares outstanding, granted		425,000	505,000
Shares outstanding Ending	930,000	930,000	505,000
Weighted average exercise price	CAD 2.05	CAD 1.73
Weighted average exercise price, granted		2.43	1.73
Weighted average exercise price	CAD 2.05	CAD 2.05	CAD 1.73